Noncontrolling Interests	9 Months Ended
Sep. 30, 2021
Noncontrolling Interest [Abstract]
Noncontrolling Interest Disclosure [Text Block]
14. NONCONTROLLING INTERESTS
On March 4, 2020, the Company and SymetryML Holdings, an entity formed by the Company, entered into a contribution and exchange agreement (“AdTheorent Contribution Agreement”). SymetryML Holdings became a wholly owned subsidiary of the Company through a contribution of the Company’s SymetryML department in exchange for 100% of its membership interest. SymetryML Holdings and SymetryML, a direct subsidiary of SymetryML Holdings, entered into a contribution and exchange agreement (“SymetryML Contribution Agreement”). SymetryML Holdings contributed the contributed assets and liabilities received from the AdTheorent Contribution Agreement to SymetryML, in exchange for 100% of its membership interest. SymetryML became a wholly owned subsidiary of SymetryML Holdings.
Immediately following the contributions described above, Class B interests that vest over time, comprising 50% of the total Class B equity interests of SymetryML Holdings, were offered to certain employees. As of December 31, 2020 and September 30, 2021 (unaudited), 30% and 38% of the total Class B equity interests of SymetryML Holdings are owned by noncontrolling interests, respectively.